Share-Based Compensation (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Apr. 20, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of common stock for award grants		0	80,155	22,389	59,335	9,328
Share-based compensation expense		$ 1,200,000	$ 600,000
Unamortized share based compensation expenses		$ 70,000
2015 Equity Incentive Award Plan [Member]
Issuance of common stock for award grants	160,000